UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-04656

                         Ellsworth Growth and Income Fund Ltd.

(Exact name of registrant as specified in charter)

One Corporate Center

                    Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

James A. Dinsmore

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Ellsworth Growth and Income Fund Ltd.

Semiannual Report — March 31, 2018

(Y)our Portfolio Management Team

To Our Shareholders,

For the six months ended March 31, 2018, the net asset value (“NAV”) total return of the Ellsworth Growth and Income Fund Ltd. was 3.5%, compared with total returns of 4.0% and 0.8% for the ICE Bank of America Merrill Lynch U.S. Convertibles Index and the Bloomberg Barclays Balanced U.S. Convertibles Index, respectively. The total return for the Fund’s publicly traded shares was 1.2%. The Fund’s NAV per share was $10.31, while the price of the publicly traded shares closed at $9.15 on the NYSE American. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2018.

Comparative Results

Average Annual Returns through March 31, 2018 (a)(b) (Unaudited)

	Six Months	1 Year	3 Year	5 Year	10 Year	Since Inception (06/30/86)
Ellsworth Growth and Income Fund Ltd.
NAV Total Return (c)	3.48%	7.89%	6.20%	8.53%	7.07%	7.95%
Investment Total Return (d)	1.20	11.23	8.49	10.01	7.16	8.23
ICE Bank of America Merrill Lynch U.S. Convertibles Index	3.99	10.63	6.59	9.66	8.23	N/A	(e)
Bloomberg Barclays Balanced U.S. Convertibles Index	0.80	3.18	2.63	5.34	5.62	N/A	(f)
Standard & Poor’s (“S&P”) 500 Index	5.84	13.99	10.78	13.31	9.49	10.17
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The ICE Bank of America Merrill Lynch U.S. Convertibles Index is a market value weighted index of all dollar denominated convertible securities that are exchangeable into U.S. equities and have a market value of more than $50 million. The Bloomberg Barclays Balanced U.S. Convertibles Index is a market value weighted index that tracks the performance of publicly placed, dollar denominated convertible securities that are between 40% and 80% sensitive to movements in their underlying common stocks. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends on September 30.
(c)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date for the period beginning November 2015, and are net of expenses. Total returns and average annual returns were not adjusted for the 2004 rights offering. For the period from December 2008 through October 2015, the distributions were reinvested on the payable date using market prices. From inception through November 2008, distributions were reinvested on the payable date using NAV. Since inception return is based on an initial NAV of $9.30.

(d)

Total returns and average annual returns reflect changes in closing market values on the NYSE American and reinvestment of distributions. Total returns and average annual returns were not adjusted for the 2004 rights offering. Since inception return is based on an initial offering price of $10.00.

(e)	The ICE Bank of America Merrill Lynch U.S. Convertibles Index inception date is December 31, 1994.
(f)	The Bloomberg Barclays Balanced U.S. Convertibles Index inception date is January 1, 2003.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of March 31, 2018:

Ellsworth Growth and Income Fund Ltd.

Computer Software and Services	17.1%
Health Care	16.4%
Financial Services	12.4%
Semiconductors	8.5%
Energy and Utilities	7.9%
Real Estate	7.0%
Diversified Industrial	4.7%
Consumer Services	3.8%
Cable and Satellite	3.3%
Business Services	3.1%
Telecommunications	2.3%
Communications Equipment	2.0%

Consumer Products	2.0%
Aerospace	1.9%
Food and Beverage	1.8%
Transportation	1.8%
Entertainment	1.5%
Building and Construction	1.3%
Automotive	0.6%
Agriculture	0.5%
U.S. Government Obligations	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments — March 31, 2018 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 60.2%
	Aerospace — 1.9%
$1,000,000	Aerojet Rocketdyne Holdings Inc., 2.250%, 12/15/23	$1,030,639	$1,272,362
1,638,000	Kaman Corp., 3.250%, 05/01/24(a)	1,656,827	1,866,404

		2,687,466	3,138,766

	Automotive — 0.6%
1,000,000	Tesla Inc., 1.250%, 03/01/21	915,956	995,524

	Business Services — 1.2%
1,049,000	Bristow Group Inc., 4.500%, 06/01/23	1,141,959	1,161,188
399,000	Q2 Holdings Inc., 0.750%, 02/15/23(a)	406,801	409,890
400,000	RingCentral Inc., Zero Coupon, 03/15/23(a)	400,000	402,960

		1,948,760	1,974,038

	Cable and Satellite — 3.3%
3,000,000	DISH Network Corp., 3.375%, 08/15/26	3,159,648	2,897,100
1,525,000	Global Eagle Entertainment Inc., 3.250%, 02/15/35	1,007,585	963,800
1,592,000	Liberty Media Corp., 2.125%, 03/31/48(a)	1,592,000	1,578,309

		5,759,233	5,439,209

	Communications Equipment — 2.0%
1,000,000	Harmonic Inc., 4.000%, 12/01/20	1,000,000	986,250
2,000,000	InterDigital Inc., 1.500%, 03/01/20	2,039,213	2,324,000

		3,039,213	3,310,250

	Computer Software and Services — 15.6%
1,195,000	Apptio Inc., 0.875%, 04/01/23(a)	1,205,920	1,179,465
683,000	Coupa Software Inc., 0.375%, 01/15/23(a)	690,711	827,522
2,500,000	CSG Systems International Inc., 4.250%, 03/15/36	2,594,900	2,760,095
198,000	Guidewire Software Inc., 1.250%, 03/15/25	198,000	194,578
817,000	HubSpot Inc., 0.250%, 06/01/22(a)	817,741	1,054,542
1,502,000	IAC FinanceCo. Inc., 0.875%, 10/01/22(a)	1,692,916	1,799,244
2,135,000	Lumentum Holdings Inc., 0.250%, 03/15/24	2,208,082	2,710,824
450,000	Maxwell Technologies Inc., 5.500%, 09/15/22(a)(b)	450,000	518,062

Principal Amount		Cost	Market Value
$750,000	MercadoLibre Inc., 2.250%, 07/01/19	$781,882	$2,123,999
1,032,000	Nice Systems Inc., 1.250%, 01/15/24	1,081,879	1,282,570
1,755,000	Nutanix Inc., Zero Coupon, 01/15/23(a)	1,776,131	2,116,184
812,000	Okta Inc., 0.250%, 02/15/23(a)	838,480	888,896
1,500,000	Proofpoint Inc., 0.750%, 06/15/20	1,550,037	2,196,899
	PROS Holdings Inc.,
500,000	2.000%, 12/01/19	501,232	571,200
1,700,000	2.000%, 06/01/47(a)	1,503,228	1,638,290
1,491,000	RealPage Inc., 1.500%, 11/15/22(a)	1,582,579	2,034,283
1,500,000	Synchronoss Technologies Inc., 0.750%, 08/15/19	1,511,826	1,421,453

		20,985,544	25,318,106

	Consumer Products — 0.8%
1,100,000	GoPro Inc., 3.500%, 04/15/22(a)(b)	1,100,000	902,485
367,000	JAKKS Pacific Inc., 4.875%, 06/01/20(a)	384,303	309,318

		1,484,303	1,211,803

	Consumer Services — 3.8%
1,000,000	Carriage Services Inc., 2.750%, 03/15/21	1,011,501	1,315,674
1,500,000	Extra Space Storage LP, 3.125%, 10/01/35(a)	1,530,571	1,673,113
972,000	Quotient Technology Inc., 1.750%, 12/01/22(a)	972,000	1,009,739
1,000,000	Square Inc., 0.375%, 03/01/22	1,172,995	2,192,400

		4,687,067	6,190,926

	Diversified Industrial — 3.3%
750,000	Chart Industries Inc., 1.000%, 11/15/24(a)	752,951	880,083
2,000,000	Knowles Corp., 3.250%, 11/01/21	2,083,450	2,087,564
1,695,000	Team Inc., 5.000%, 08/01/23(a)	1,633,597	1,682,393
500,000	TimkenSteel Corp., 6.000%, 06/01/21	507,606	735,350

		4,977,604	5,385,390

	Energy and Utilities — 3.6%
1,900,000	Cheniere Energy Inc., 4.250%, 03/15/45	1,262,251	1,484,175
1,500,000	Chesapeake Energy Corp., 5.500%, 09/15/26	1,508,758	1,299,150

See accompanying notes to financial statements.

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Energy and Utilities (Continued)
$258,000	Goodrich Petroleum Escrow Bond, Zero Coupon, 12/31/21†(a)(b)(c)(d)	$0	$0
667,000	Newpark Resources Inc., 4.000%, 12/01/21(a)	707,417	775,388
2,850,000	SunPower Corp., 4.000%, 01/15/23	2,369,333	2,281,710

		5,847,759	5,840,423

	Entertainment — 1.0%
1,000,000	World Wrestling Entertainment Inc., 3.375%, 12/15/23(a)	1,058,296	1,567,500

	Financial Services — 2.4%
1,000,000	Blackhawk Network Holdings Inc., 1.500%, 01/15/22	1,061,783	1,106,875
	Encore Capital Group Inc.,
1,000,000	3.000%, 07/01/20	877,883	1,147,000
509,000	3.250%, 03/15/22	504,119	594,003
641,000	LendingTree Inc., 0.625%, 06/01/22(a)	652,277	1,078,554

		3,096,062	3,926,432

	Health Care — 11.3%
1,595,000	Accelerate Diagnostics Inc., 2.500%, 03/15/23(a)	1,595,000	1,546,563
1,000,000	ANI Pharmaceuticals Inc., 3.000%, 12/01/19	1,056,157	1,095,309
550,000	Array BioPharma Inc., 2.625%, 12/01/24	642,756	733,535
1,300,000	BioMarin Pharmaceutical Inc., 0.599%, 08/01/24	1,276,305	1,223,625
500,000	Dermira Inc., 3.000%, 05/15/22(a)	552,154	397,538
500,000	Horizon Pharma Investment Ltd., 2.500%, 03/15/22	546,292	460,405
1,080,000	Insulet Corp., 1.375%, 11/15/24(a)	1,203,902	1,238,783
1,083,000	Intercept Pharmaceuticals Inc., 3.250%, 07/01/23	1,098,495	873,169
500,000	Invacare Corp., 4.500%, 06/01/22(a)	503,256	641,563
1,000,000	Ironwood Pharmaceuticals Inc., 2.250%, 06/15/22	1,138,369	1,182,119
1,171,000	Neurocrine Biosciences Inc., 2.250%, 05/15/24(a)	1,215,234	1,536,804
1,000,000	NuVasive Inc., 2.250%, 03/15/21	1,042,278	1,103,436

Principal Amount		Cost	Market Value
$1,500,000	Pacira Pharmaceuticals Inc., 2.375%, 04/01/22	$1,532,923	$1,374,375
100,000	Sarepta Therapeutics Inc., 1.500%, 11/15/24(a)	100,000	124,871
504,000	Supernus Pharmaceuticals Inc., 0.625%, 04/01/23(a)	525,223	537,437
1,500,000	Teladoc Inc., 3.000%, 12/15/22(a)	1,564,076	1,779,941
1,250,000	Teligent Inc., 3.750%, 12/15/19	1,246,590	1,167,500
1,000,000	Theravance Biopharma Inc., 3.250%, 11/01/23	1,000,000	1,016,845
500,000	Vitamin Shoppe Inc., 2.250%, 12/01/20	443,647	367,694

		18,282,657	18,401,512

	Semiconductors — 7.6%
500,000	Advanced Micro Devices Inc., 2.125%, 09/01/26	513,953	732,900
1,500,000	Cypress Semiconductor Corp., 4.500%, 01/15/22	1,632,066	2,096,550
2,250,000	Inphi Corp., 1.125%, 12/01/20	2,455,377	2,361,451
1,000,000	Microchip Technology Inc., 1.625%, 02/15/27	997,910	1,187,222
500,000	Micron Technology Inc., 3.000%, 11/15/43	449,731	897,201
2,209,000	Rambus Inc., 1.375%, 02/01/23(a)	2,229,392	2,183,928
1,180,000	Silicon Laboratories Inc., 1.375%, 03/01/22	1,226,495	1,368,800
1,000,000	Teradyne Inc., 1.250%, 12/15/23	1,032,235	1,527,206

		10,537,159	12,355,258

	Transportation — 1.8%
1,000,000	Air Transport Services Group Inc., 1.125%, 10/15/24(a)	1,014,899	1,007,637
1,700,000	Atlas Air Worldwide Holdings Inc., 2.250%, 06/01/22	1,699,077	1,944,521

		2,713,976	2,952,158

	TOTAL CONVERTIBLE CORPORATE BONDS	88,021,055	98,007,295

Shares
	CONVERTIBLE PREFERRED STOCKS — 3.9%
	Agriculture — 0.5%
7,500	Bunge Ltd., 4.875%	726,780	817,275

See accompanying notes to financial statements.

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	CONVERTIBLE PREFERRED STOCKS (Continued)
	Business Services — 0.3%
711,039	Amerivon Holdings LLC, 4.000% (c)	$1,294,693	$433,734
272,728	Amerivon Holdings LLC, common equity units (c)	0	16,364

		1,294,693	450,098

	Financial Services — 2.4%
1,500	Bank of America Corp., 7.250%	1,523,408	1,934,175
1,500	Wells Fargo & Co., 7.500%	1,758,200	1,935,000

		3,281,608	3,869,175

	Food and Beverage — 0.7%
8,000	Post Holdings Inc., 2.500%	1,192,236	1,151,144

	TOTAL CONVERTIBLE PREFERRED STOCKS	6,495,317	6,287,692

	MANDATORY CONVERTIBLE SECURITIES (e) — 13.4%
	Building and Construction — 1.3%
18,778	Stanley Black & Decker Inc., 5.375%, 05/15/20	2,049,817	2,163,695

	Computer Software and Services — 0.7%
10,000	MTS Systems Corp., 8.750%, 07/01/19	1,119,226	1,173,433

	Diversified Industrial — 1.4%
35,100	Rexnord Corp., 5.750%, 11/15/19	1,842,160	2,256,228

	Energy and Utilities — 3.7%
15,000	Anadarko Petroleum Corp., 7.500%, 06/07/18	575,550	447,000
30,000	Dominion Energy, Inc., 6.750%, 08/15/19	1,473,596	1,392,300
18,600	DTE Energy Co., 6.500%, 10/01/19	977,476	968,874
21,666	Hess Corp., 8.000%, 02/01/19	1,148,425	1,290,427
25,000	NextEra Energy Inc., 6.123%, 09/01/19	1,429,975	1,441,500
5,383	Sempra Energy, 6.000%, 01/15/21	548,300	551,058

		6,153,322	6,091,159

Shares		Cost	Market Value
	Financial Services — 4.9%
10,000	2017 Mandatory Exchangeable Trust, 5.188%, 12/01/20	$1,000,000	$1,240,700
20,000	Alibaba - Mandatory Exchange Trust, 5.750%, 06/03/19 (a)	2,130,000	4,133,630
9,938	Assurant Inc., 6.500%, 03/15/21	998,172	1,035,043
30,000	New York Community Capital Trust V, 6.000%, 11/01/51	1,349,254	1,500,000

		5,477,426	7,909,373

	Health Care — 1.3%
36,573	Becton Dickinson and Co., 6.125%, 05/01/20	1,951,947	2,136,960

	Telecommunications — 0.1%
11,289	Frontier Communications Corp., 11.125%, 06/29/18	485,797	129,146

	TOTAL MANDATORY CONVERTIBLE SECURITIES	19,079,695	21,859,994

	COMMON STOCKS — 22.4%
	Business Services — 1.6%
5,000	Alliance Data Systems Corp.	1,070,395	1,064,300
20,000	PayPal Holdings Inc.†	818,351	1,517,400

		1,888,746	2,581,700

	Computer Software and Services — 0.8%
14,300	Microsoft Corp.	388,674	1,305,161

	Consumer Products — 1.2%
23,352	Newell Brands Inc.	1,038,704	595,009
24,000	Unilever NV	1,015,518	1,353,360

		2,054,222	1,948,369

	Energy and Utilities — 0.6%
8,000	Chevron Corp.	871,279	912,320
91	Goodrich Petroleum Corp.†	915	998

		872,194	913,318

	Entertainment — 0.5%
7,500	The Walt Disney Co.	227,391	753,300

	Financial Services — 2.7%
132,068	BlackRock Capital Investment Corp.	1,147,541	796,370
24,546	Citigroup Inc.	1,515,620	1,656,855
50,000	Huntington Bancshares Inc.	743,524	755,000
36,434	Synchrony Financial	1,003,121	1,221,632

		4,409,806	4,429,857

See accompanying notes to financial statements.

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage — 1.1%
30,000	B&G Foods Inc.	$ 885,580	$ 711,000
30,000	Conagra Brands Inc.	744,389	1,106,400

		1,629,969	1,817,400

	Health Care — 3.8%
15,000	AbbVie Inc.	623,329	1,419,750
5,476	Allergan plc.	1,537,426	921,556
15,000	Eli Lilly & Co.	800,267	1,160,550
22,651	Merck & Co. Inc.	839,335	1,233,800
40,000	Pfizer Inc.	923,760	1,419,600

		4,724,117	6,155,256

	Real Estate — 7.0%
15,000	American Tower Corp., REIT	1,342,800	2,180,100
16,100	Crown Castle International Corp., REIT	1,276,059	1,764,721
7,000	Equinix Inc., REIT	1,828,368	2,926,980
58,700	Invesco Mortgage Capital Inc., REIT	899,407	961,506
15,000	SBA Communications Corp., REIT†	1,470,771	2,563,800
20,000	Welltower Inc., REIT	1,121,190	1,088,600

		7,938,595	11,485,707

	Semiconductors — 0.9%
30,000	Intel Corp.	742,000	1,562,400

	Telecommunications — 2.2%
40,000	AT&T Inc.	1,202,897	1,426,000
16,119	T-Mobile US Inc.†	573,400	983,904
25,000	Verizon Communications Inc.	937,353	1,195,500

		2,713,650	3,605,404

	TOTAL COMMON STOCKS	27,589,364	36,557,872

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
781	Goodrich Petroleum Corp., expire 10/12/26†(c)	0	0

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.1%
$120,000	U.S. Treasury Bills, 1.739%††, 06/14/18	119,573	119,598

	Cost	Market Value
TOTAL INVESTMENTS — 100.0%	$141,305,004	$162,832,451

Other Assets and Liabilities (Net)		559,570

PREFERRED STOCK
(1,200,000 preferred shares outstanding)		(30,000,000)

NET ASSETS
(12,934,886 common shares outstanding)		$133,392,021

NET ASSET VALUE PER SHARE
($133,392,021 ÷ 12,934,886 shares outstanding)		$10.31

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the market value of Rule 144A securities amounted to $41,321,319 or 25.38% of total investments.

(b)

At March 31, 2018, the Fund held investments in restricted and illiquid securities amounting to $1,420,547 or 0.87% of the Fund’s total investments, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	3/31/18 Carrying Value Per Bond
$ 258,000	Goodrich Petroleum Escrow Bond, Zero Coupon, 12/31/21	12/14/16	$0	$0.00
1,100,000	GoPro Inc., 3.500%, 04/15/22	04/07/17- 04/12/17	1,100,000	$82.04
450,000	Maxwell Technologies Inc., 5.500%, 09/15/22	09/21/17	450,000	$115.12
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security in default.
(e)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Ellsworth Growth and Income Fund Ltd.

Statement of Assets and Liabilities

March 31, 2018 (Unaudited)

Assets:
Investments, at value (cost $141,305,004)	$162,832,451
Receivable for investments sold	1,536,995
Dividends and interest receivable	623,164
Deferred offering expense	114,239
Prepaid expenses	2,211

Total Assets	165,109,060

Liabilities:
Payable to custodian	1,478,527
Distributions payable	21,875
Payable for investment advisory fees	98,405
Payable for payroll expenses	31,730
Payable for accounting fees	7,500
Other accrued expenses	79,002

Total Liabilities	1,717,039

Preferred Shares:
Series A Cumulative Preferred Shares (5.250%, $25 liquidation value, $0.01 par value, unlimited shares authorized with 1,200,000 shares issued and outstanding)	30,000,000

Net Assets Attributable to Common Shareholders	$133,392,021

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$111,256,732
Distributions in excess of net investment income	(5,389,152)
Accumulated net realized gain on investments	5,996,994
Net unrealized appreciation on investments	21,527,447

Net Assets	$133,392,021

Net Asset Value per Common Share:
($133,392,021 ÷ 12,934,886 shares outstanding at $0.01 par value; unlimited number of shares authorized)	$10.31

Statement of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $3,121)	$1,289,584
Interest	843,661

Total Investment Income	2,133,245

Expenses:
Investment advisory fees	574,308
Trustees’ fees	61,258
Payroll expenses	33,506
Shareholder communications expenses	32,655
Accounting fees	22,500
Legal and audit fees	16,524
Shareholder services fees	12,326
Custodian fees	5,235
Miscellaneous expenses	24,791

Total Expenses	783,103

Net Investment Income	1,350,142

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	3,439,604

Net change in unrealized appreciation: on investments	648,157

Net Realized and Unrealized Gain on Investments	4,087,761

Net Increase in Net Assets Resulting from Operations	5,437,903

Total Distributions to Preferred Shareholders	(787,500)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$4,650,403

See accompanying notes to financial statements.

Ellsworth Growth and Income Fund Ltd.

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
Operations:
Net investment income	$1,350,142		$2,435,018
Net realized gain on investments	3,439,604		3,511,086
Net change in unrealized appreciation on investments	648,157		8,350,640

Net Increase in Net Assets Resulting from Operations	5,437,903		14,296,744

Distributions to Preferred Shareholders:
Net investment income	(259,875	)*	(30,340)
Net realized gain	(527,625	)*	(26,535)

Total Distributions to Preferred Shareholders	(787,500)		(56,875)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	4,650,403		14,239,869

Distributions to Common Shareholders:
Net investment income	(1,380,521	)*	(3,022,372)
Net realized gain	(709,614	)*	(2,643,433)
Return of capital	(748,320	)*	—

Total Distributions to Common Shareholders	(2,838,455)		(5,665,805)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	604,486		646,865
Net decrease from repurchase of common shares	—		(1,005,727)
Offering costs for preferred shares charged to paid-in capital	(39,619)		(1,105,000)

Net Increase/(Decrease) in Net Assets from Fund Share Transactions	564,867		(1,463,862)

Net Increase in Net Assets Attributable to Common Shareholders	2,376,815		7,110,202
Net Assets Attributable to Common Shareholders:
Beginning of year	131,015,206		123,905,004

End of period (including undistributed net investment income of $0 and $0, respectively)	$133,392,021		$131,015,206

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

Ellsworth Growth and Income Fund Ltd.

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended March 31, 2018		Year Ended September 30,
	(Unaudited)		2017		2016		2015		2014	2013
Operating Performance:
Net asset value, beginning of year	$10.18		$9.60		$9.45		$10.29		$9.54	$8.48

Net investment income	0.11		0.18		0.20		0.13		0.14	0.18
Net realized and unrealized gain/(loss) on investments	0.31		0.93		0.76		(0.35)		0.80	1.15

Total from investment operations	0.42		1.11		0.96		(0.22)		0.94	1.33

Distributions to Preferred Shareholders: (a)
Net investment income	(0.02	)*	(0.00	)(b)	—		—		—	—
Net realized gain	(0.04	)*	(0.00	)(b)	—		—		—	—

Total distributions to preferred shareholders	(0.06)		(0.00	)(b)	—		—		—	—

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	0.36		1.11		0.96		(0.22)		0.94	1.33

Distributions to Common Shareholders:
Net investment income	(0.11	)*	(0.23)		(0.26)		(0.25)		(0.24)	(0.26)
Net realized gain	(0.05	)*	(0.21)		(0.53)		(0.43)		—	—
Return of capital	(0.06	)*	—		—		—		—	—

Total distributions to common shareholders	(0.22)		(0.44)		(0.79)		(0.68)		(0.24)	(0.26)

Fund Share Transactions:
Decrease in net asset value from common shares issued upon reinvestment of distributions	(0.01)		(0.01)		(0.04)		(0.00	)(b)	—	(0.01)
Increase in net asset value from repurchase of common shares (includes transaction costs)	—		0.01		0.02		0.06		0.05	0.00 (b)
Offering costs for preferred shares charged to paid-in capital	(0.00	)(b)	(0.09)		—		—		—	—

Total Fund share transactions	(0.01)		(0.09)		(0.02)		0.06		0.05	(0.01)

Net Asset Value Attributable to Common Shareholders, End of Period	$10.31		$10.18		$9.60		$9.45		$10.29	$9.54

NAV total return†	3.48%		10.89%		10.64%		(0.78)%		10.92%	16.45%

Market value, end of period	$9.15		$9.26		$8.19		$7.82		$8.65	$7.87

Investment total return††	1.20%		18.89%		15.98%		(2.32)%		13.03%	10.84%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$163,392		$161,015		—		—		—	—
Net assets attributable to common shares, end of period (in 000’s)	$133,392		$131,015		$123,905		$120,948		$135,267	$128,814
Ratio of net investment income to average net assets attributable to common shares	2.02	%(c)	1.92%		2.19%		1.40%		1.30%	1.90%
Ratio of operating expenses to average net assets attributable to common shares before reimbursement	1.17	%(c)(d)	1.08	%(d)(e)	1.10	%(e)	1.10%		1.10%	1.10%
Ratio of operating expenses to average net assets attributable to common shares net of reimbursement	1.17	%(c)(f)	1.08	%(e)(f)	1.10	%(e)	1.10%		1.10%	1.10%
Portfolio turnover rate	10.5%		32.0%		38.0%		45.0%		48.0%	48.0%

See accompanying notes to financial statements.

Ellsworth Growth and Income Fund Ltd.

Financial Highlights (Continued)

	Six Months Ended March 31, 2018	Year Ended September 30,
	(Unaudited)	2017	2016	2015	2014	2013
Cumulative Preferred Shares:
5.250% Series A Preferred
Liquidation value, end of period (in 000’s)	$30,000	$30,000	—	—	—	—
Total shares outstanding (in 000’s)	1,200	1,200	—	—	—	—
Liquidation preference per share	$ 25.00	$ 25.00	—	—	—	—
Average market value(g)	$ 24.79	$ 25.14	—	—	—	—
Asset coverage per share	$136.16	$134.18	—	—	—	—
Asset Coverage	545%	537%	—	—	—	—

†

For the six months ended March 31, 2018 and the years ended September 30, 2017 and 2016, the return was based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend date. For the fiscal years ended on September 30, 2013 through 2015, returns were based on the market price on the payable date. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the year.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

Ratio of operating expenses to average net assets including liquidation value of preferred shares before reimbursement for the six months ended March 31, 2018 and the year ended September 30, 2017 would have been 0.96% and 1.07%, respectively.

(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended September 30, 2017 and 2016, there was no impact on the expense ratios.
(f)

Ratio of operating expenses to average net assets including liquidation value of preferred shares net of reimbursement for the six months ended March 31, 2018 and the year ended September 30, 2017 would have been 0.96% and 1.07%, respectively.

(g)	Based on weekly prices.

See accompanying notes to financial statements.

Ellsworth Growth and Income Fund Ltd.

Notes to Financial Statements (Unaudited)

1. Organization. Ellsworth Growth and Income Fund Ltd. currently operates as a diversified closed-end management investment company organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced in July 1986.

The Fund’s primary investment objective is to provide income and the potential for capital appreciation, which objectives the Fund considers to be relatively equal over the long term due to the nature of the securities in which it invests. The Fund invests primarily in convertible and equity securities.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Ellsworth Growth and Income Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Valuation Inputs			Total Market Value at 3/31/18
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds:
Energy and Utilities	—	$ 5,840,423	$ 0	$ 5,840,423
Other Industries (a)	—	92,166,872	—	92,166,872
Total Convertible Corporate Bonds	—	98,007,295	0	98,007,295
Convertible Preferred Stocks:
Business Services	—	—	450,098	450,098
Other Industries (a)	$ 5,837,594	—	—	5,837,594
Total Convertible Preferred Stocks	5,837,594	—	450,098	6,287,692
Mandatory Convertible Securities:
Building and Construction	—	2,163,695	—	2,163,695
Computer Software and Services	—	1,173,433	—	1,173,433
Financial Services	2,535,043	5,374,330	—	7,909,373
Other Industries (a)	10,613,493	—	—	10,613,493
Total Mandatory Convertible Securities	13,148,536	8,711,458	—	21,859,994
Common Stocks (a)	36,557,872	—	—	36,557,872
Warrants (a)	—	—	0	0
U.S. Government Obligations	—	119,598	—	119,598
TOTAL INVESTMENTS IN SECURITIES	$55,544,002	$106,838,351	$450,098	$162,832,451

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

During the six months ended March 31, 2018, the Fund had transfers from Level 1 to Level 2 of $1,579,648 or 1.21% of net assets as of September 30, 2017. Transfers from Level 1 to Level 2 are due to a decrease in market activity, e.g., frequency of trades, which resulted in a decrease in available market inputs to determine the price. The Fund’s policy is to recognize transfers among levels as of the beginning of the period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities.

Ellsworth Growth and Income Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. During the six months ended March 31, 2018, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was approximately 0.04%.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Ellsworth Growth and Income Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities as of March 31, 2018, please refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. For certain securities known as “contingent payment debt instruments,” Federal tax regulations require the Fund to record non-cash, “contingent” interest income in addition to interest income actually received.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability

Ellsworth Growth and Income Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend and may cause such gains to be treated as ordinary income, subject to the maximum federal income tax rate. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to 5.250% Series A Preferred Shares are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended September 30, 2017 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$3,044,635	$30,563
Net long term capital gains	2,621,170	26,312

Total distributions paid	$5,665,805	$56,875

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2018:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$141,355,445	$26,679,541	$(5,202,535)	$21,477,006

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2018, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2018, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Agreements and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 0.80% of the first $100,000,000 of the Fund’s average weekly net assets including the liquidation value of preferred stock and 0.55% of the Fund’s average weekly net assets including the liquidation value of preferred stock in excess of $100,000,000. In accordance with the

Ellsworth Growth and Income Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended March 31, 2018, the Fund paid $15 in brokerage commissions on security trades to G.research, LLC, Inc., an affiliate of the Adviser.

Through October 31, 2017, the Adviser waived fees or reimbursed expenses of the Fund to the extent the total expenses of the Fund (excluding brokers costs, interest, taxes, acquired fund fees and expenses, expenses chargeable to capital, and extraordinary expenses) exceed 1.10% of the weekly average net assets of the Fund. During the six months ended March 31, 2018, the Adviser neither waived fees nor reimbursed expenses to the Fund.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended March 31, 2018, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $8,500 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Lead Independent Trustee receives an annual fee of $1,000 and the Audit and Nominating Committee Chairman each receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2018, other than short term securities and U.S. Government obligations, aggregated $31,713,698 and $16,447,243, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.01). The Board has authorized the repurchase of its shares in the open market when the shares are trading at a discount of 10.0% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the year ended September 30, 2017, the Fund repurchased and retired 121,457 shares in the open market at an investment of $1,005,727 and an average discount of approximately 13.95% from its NAV. During the six months ended March 31, 2018, the Fund did not repurchase any shares.

Ellsworth Growth and Income Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

Transactions in common shares of beneficial interest for the six months ended March 31, 2018 and the year ended September 30, 2017 were as follows:

	Six Months Ended March 31, 2018 (Unaudited}		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Net increase in net assets from common shares issued upon reinvestment of distributions	65,634	$604,486	80,356	$646,865
Net decrease from repurchase of common shares	—	—	(121,457)	(1,005,727)

Net increase/(decrease) from transactions in Fund shares	65,634	$604,486	(41,101)	$(358,862)

The Fund has an effective shelf registration authorizing the offering of an additional $100 million of common or preferred shares. As of March 31, 2018, after considering the Series A offering, the Fund has approximately $70 million available for issuance under the current shelf registration

On September 18, 2017, the Fund issued 1,200,000 shares of 5.250% Series A Cumulative Preferred Shares (“Series A Preferred”), receiving $28,855,381, after the deduction of offering expenses of $199,619 and underwriting fees of $945,000. The liquidation value of the Series A Preferred is $25 per share. The Series A Preferred has an annual dividend rate of 5.250%. The Series A Preferred is noncallable before September 18, 2022. At March 31, 2018, 1,200,000 shares of Series A Preferred were outstanding and accrued dividends amounted to $21,875.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of Series A Preferred, par value $0.01. The Series A Preferred are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series A Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A Preferred at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Series A Preferred generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Series A Preferred voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Series A Preferred, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Series A Preferred, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Series A Preferred and

Ellsworth Growth and Income Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Convertible Securities Concentration. It is the Fund’s policy to invest at least 65% of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, the Fund’s mandatory convertible securities include features which render them more sensitive to price changes of their underlying securities. Thus they expose the Fund to greater downside risk than traditional convertible securities, but generally less than that of the underlying common stock.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Change in Independent Registered Public Accounting Firm. On December 29, 2017, Tait, Weller & Baker LLP (“Tait”) resigned, at the request of the Fund, as the independent registered public accounting firm to the Fund. The Audit Committee of the Fund’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. Tait’s reports on the Fund’s financial statements for the fiscal periods ended September 30, 2017 and September 30, 2016 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope, or accounting principle. During the Fund’s fiscal periods ended September 30, 2017 and September 30, 2016 and the subsequent interim period through December 29, 2017, (i) there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Tait, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Fund’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm for the fiscal year ending September 30, 2018. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Fund or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, Tait. During the Fund’s fiscal periods ended September 30, 2017 and September 30, 2016 and the subsequent interim period through December 29, 2017, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Ellsworth Growth and Income Fund Ltd.

One Corporate Center

Rye, NY 10580-1422

(Y)our Portfolio Management Team Biographies

Thomas H. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. From 1996 to 2015, Mr. Dinsmore was Chairman and CEO of Dinsmore Capital Management; CEO and Portfolio Manager of Bancroft Fund Ltd; and CEO, Portfolio Manager, and co-founder of Ellsworth Growth and Income Fund Ltd. He received a BS in Economics from the Wharton School of Business and an MA degree in Economics from Fairleigh Dickinson University.

Jane D. O’Keeffe joined Gabelli Funds, LLC in 2015. She currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. From 1996 to 2015, Ms. O’Keeffe was President and Director of Dinsmore Capital Management where she was also a Portfolio Manager of Bancroft Fund Ltd. and Ellsworth Growth and Income Fund Ltd. Prior to joining Dinsmore Capital Management, Ms. O’Keeffe held positions of increasing responsibilities at IDS Progressive Fund, Soros Fund Management Company, Simms Capital Management, and Fiduciary Trust International. She earned a BA from the University of New Hampshire and attended the Lubin Graduate School of Business at Pace University.

James A. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dinsmore received a BA in Economics from Cornell University and an MBA degree from Rutgers University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Convertible Securities Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XECFX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10.0% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

ELLSWORTH GROWTH AND INCOME FUND LTD.

One Corporate Center

Rye, NY 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Kinchen C. Bizzell

Managing Director,

CAVU Securities

Elizabeth C. Bogan

Senior Lecturer, Economics

Princeton University

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

James A. Dinsmore, CFA

Portfolio Manager,

Gabelli Funds, LLC

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Daniel D. Harding

Managing General Director,

Global Equity Income Fund

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Nicholas W. Platt

Former Managing Director,

FTI Consulting Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International Inc.

OFFICERS

James A. Dinsmore, CFA

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Laurissa M. Martire

Vice President & Ombudsman

Bethany A. Uhlein

Assistant Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

ECF Q1/2018

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased)	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet be Purchased Under the Plans or Programs
Month #1 10/01/2017 through 10/31/2017	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 12,869,252 Preferred Series A – 1,200,000
Month #2 11/01/2017 through 11/30/2017	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 12,869,252 Preferred Series A – 1,200,000
Month #3 12/01/2017 through 12/31/2017	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 12,934,886 Preferred Series A – 1,200,000
Month #4 01/01/2018 through 01/31/2018	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 12,934,886 Preferred Series A – 1,200,000
Month #5 02/01/2018 through 02/28/2018	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 12,934,886 Preferred Series A – 1,200,000

Month #6 03/01/2018 through 03/31/2018	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 12,934,886 Preferred Series A – 1,200,000
Total	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a. The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b. The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c. The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d. Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	On December 29, 2017, Tait, Weller & Baker LLP (“Tait”) resigned, at the request of the Fund, as the independent registered public accounting firm to the Fund. The Audit Committee of the Fund’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. Tait’s reports on the Fund’s financial statements for the fiscal periods ended September 30, 2017 and September 30, 2016 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended September 30, 2017 and September 30, 2016 and the subsequent interim period through December 29, 2017, (i) there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Tait, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Fund’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm for the fiscal year ending September 30, 2018. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Fund or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, Tait. During the Fund’s fiscal periods ended September 30, 2017 and September 30, 2016 and the subsequent interim period through December 29, 2017, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ellsworth Growth and Income Fund Ltd.

By (Signature and Title)*	/s/ James A. Dinsmore
James A. Dinsmore, Principal Executive Officer

Date 5/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. Dinsmore
James A. Dinsmore, Principal Executive Officer

Date 5/25/2018

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 5/25/2018

* Print the name and title of each signing officer under his or her signature.